UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Limited Duration Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock Limited Duration Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
	Asset-Backed Securities		(000)	Value
	Sterling Bank Trust Series 2004-2 Class Note, 2.081%,
	3/30/30 (a)	USD	20,726	$1,204,698
	Sterling Coofs Trust Series 1, 2.362%, 4/15/29 (a)		16,267	1,092,974
	Total Asset-Backed Securities - 0.5%			2,297,672
Industry	Corporate Bonds
Aerospace & Defense - 0.2%	DRS Technologies, Inc., 6.875%, 11/01/13		330	327,525
	DRS Technologies, Inc., 7.625%, 2/01/18		310	307,675
	Hexcel Corp., 6.75%, 2/01/15		300	228,000
				863,200
Air Freight & Logistics - 0.1%	Park-Ohio Industries, Inc., 8.375%, 11/15/14		905	371,050
Airlines - 0.1%	American Airlines, Inc. Series 99-1, 7.324%, 4/15/11		520	457,600
Auto Components - 0.1%	Allison Transmission, Inc., 11%, 11/01/15 (b)		135	66,150
	Allison Transmission, Inc., 11.25%, 11/01/15 (b)(c)		435	176,175
	Lear Corp., 8.75%, 12/01/16		1,065	228,975
				471,300
Automobiles - 0.0%	Ford Capital BV, 9.50%, 6/01/10		500	180,000
Building Products - 0.2%	CPG International I, Inc., 10.50%, 7/01/13		750	420,000
	Momentive Performance Materials, Inc., 11.50%,
	12/01/16		1,850	490,250
				910,250
Capital Markets - 0.8%	E*Trade Financial Corp., 12.50%, 11/30/17 (b)		2,500	1,637,500
	Marsico Parent Co., LLC, 10.625%, 1/15/16 (b)		2,651	1,196,264
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(c)		1,007	454,550
	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(c)		682	307,954
				3,596,268
Chemicals - 0.9%	American Pacific Corp., 9%, 2/01/15		1,100	957,000
	Ames True Temper, Inc., 8.753%, 1/15/12 (d)		2,085	1,084,200
	Innophos, Inc., 8.875%, 8/15/14		2,225	1,891,250
	Key Plastics LLC, 11.75%, 3/15/13 (b)(e)(f)(g)		980	49,000
	Terra Capital, Inc. Series B, 7%, 2/01/17		115	83,088
				4,064,538
Commercial Services & Supplies -	Casella Waste Systems, Inc., 9.75%, 2/01/13		2,000	1,740,000
1.2%	DI Finance Series B, 9.50%, 2/15/13		2,538	2,157,300
	Waste Services, Inc., 9.50%, 4/15/14		2,065	1,569,400
				5,466,700
Communications Equipment - 0.1%	Nortel Networks Ltd., 9.003%, 7/15/11 (d)		1,970	640,250
Containers & Packaging - 0.7%	Berry Plastics Holding Corp., 5.871%, 9/15/14 (d)		510	239,700
	Berry Plastics Holding Corp., 8.875%, 9/15/14		465	246,450
	Crown Americas LLC, 7.75%, 11/15/15		885	800,925
	Impress Holdings BV, 7.878%, 9/15/13 (b)(d)		1,370	825,425
	Pregis Corp., 12.375%, 10/15/13		2,020	1,111,000
				3,223,500
Diversified Financial Services -	Ford Motor Credit Co. LLC, 9.203%, 4/15/09 (d)		60	47,250
1.1%	Ford Motor Credit Co. LLC, 7.375%, 2/01/11		2,800	1,279,275
	Ford Motor Credit Co. LLC, 7.569%, 1/13/12 (d)		565	248,600
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		1,665	718,129
	GMAC LLC, 6.875%, 8/28/12		2,735	957,439

BlackRock Limited Duration Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value
	Structured Asset Repackaged Trust, 4.919%,
	1/21/10	USD	2,577	$1,752,399
				5,003,092
Diversified Telecommunication	Cincinnati Bell, Inc., 7.25%, 7/15/13		1,420	1,164,400
Services - 3.5%	Deutsche Telekom International Finance BV, 8%, 6/15/10		5,000	5,025,940
	Qwest Communications International, Inc., 5.649%,
	2/15/09 (d)		1,364	1,350,360
	Qwest Communications International, Inc., 7.50%,
	2/15/14		610	396,500
	Qwest Communications International, Inc., Series B,
	7.50%, 2/15/14		2,985	1,940,250
	Qwest Corp., 5.246%, 6/15/13 (d)		3,000	2,100,000
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)		1,500	1,230,000
	Windstream Corp., 8.125%, 8/01/13		2,340	1,930,500
	Windstream Corp., 8.625%, 8/01/16		1,060	826,800
				15,964,750
Electric Utilities - 0.6%	Edison Mission Energy, 7.50%, 6/15/13		590	480,850
	Elwood Energy LLC, 8.159%, 7/05/26		149	108,755
	Midwest Generation LLC Series B, 8.56%, 1/02/16		2,676	2,381,226
				2,970,831
Electronic Equipment &	Sanmina-SCI Corp., 6.75%, 3/01/13		315	157,500
Instruments - 0.3%	Sanmina-SCI Corp., 8.125%, 3/01/16		2,560	1,152,000
				1,309,500
Energy Equipment & Services -	Compagnie Generale de Geophysique-Veritas,
0.1%	7.50%, 5/15/15		255	165,750
	Compagnie Generale de Geophysique-Veritas,
	7.75%, 5/15/17		420	257,775
	North American Energy Partners, Inc., 8.75%, 12/01/11		270	202,500
				626,025
Food & Staples Retailing - 0.3%	Rite Aid Corp., 7.50%, 3/01/17		2,355	1,342,350
Gas Utilities - 0.1%	Targa Resources, Inc., 8.50%, 11/01/13		725	398,750
Health Care Equipment & Supplies	Biomet, Inc., 10%, 10/15/17		500	450,000
- 1.3%	Biomet, Inc., 10.375%, 10/15/17 (c)		500	395,000
	Biomet, Inc., 11.625%, 10/15/17		670	502,500
	DJO Finance LLC, 10.875%, 11/15/14		6,420	4,686,600
				6,034,100
Health Care Providers & Services -	Tenet Healthcare Corp., 6.50%, 6/01/12		1,985	1,449,050
0.5%	Viant Holdings, Inc., 10.125%, 7/15/17 (b)		2,948	884,400
				2,333,450
Hotels, Restaurants & Leisure -	American Real Estate Partners LP, 8.125%, 6/01/12		5,860	3,992,125
1.5%	American Real Estate Partners LP, 7.125%, 2/15/13		1,480	891,700
	Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(f)(g)		1,344	275,520
	Harrah's Operating Co., Inc., 10.75%, 2/01/16 (b)		5,695	1,267,138
	Harrah's Operating Co., Inc., 10.75%, 2/01/18 (b)(c)		1,790	159,957
	Tropicana Entertainment LLC, 9.625%,
	12/15/14 (f)(g)		375	13,125
	Wynn Las Vegas LLC, 6.625%, 12/01/14		100	70,750
				6,670,315

BlackRock Limited Duration Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value
Household Durables - 0.0%	Berkline/BenchCraft, LLC, 4.50%,
	11/03/12 (c)(f)(g)(h)	USD	200	0
IT Services - 1.2%	First Data Corp., 9.875%, 9/24/15		270	$155,250
	iPayment, Inc., 9.75%, 5/15/14		950	646,000
	iPayment Investors LP, 12.75%, 7/15/14 (b)(c)		4,205	4,129,089
	SunGard Data Systems, Inc., 9.125%, 8/15/13		790	612,250
				5,542,589
Independent Power Producers &	The AES Corp., 8.75%, 5/15/13 (b)		2,803	2,466,640
Energy Traders - 0.7%	NRG Energy, Inc., 7.25%, 2/01/14		210	171,150
	NRG Energy, Inc., 7.375%, 2/01/16		595	483,438
				3,121,228
Industrial Conglomerates - 0.8%	Sequa Corp., 11.75%, 12/01/15 (b)		3,210	1,412,400
	Sequa Corp., 13.50%, 12/01/15 (b)(c)		4,972	2,119,459
				3,531,859
Machinery - 0.8%	AGY Holding Corp., 11%, 11/15/14		1,700	1,020,000
	Accuride Corp., 8.50%, 2/01/15		850	306,000
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)		3,125	1,781,250
	Synventive Molding Solutions Sub-Series A, 14%, 1/14/11		673	282,546
	Terex Corp., 8%, 11/15/17		405	289,575
				3,679,371
Marine - 0.1%	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		676	405,600
Media - 5.8%	Affinion Group, Inc., 10.125%, 10/15/13		2,825	1,935,125
	CMP Susquehanna Corp., 9.875%, 5/15/14		2,425	430,437
	Cablevision Systems Corp. Series B, 8.334%, 4/01/09 (d)		800	782,000
	Charter Communications Holdings II, LLC, 10.25%,
	9/15/10		2,555	1,296,662
	Charter Communications Holdings II, LLC, Series B,
	10.25%, 9/15/10		865	410,875
	Comcast Cable Communications LLC, 6.875%,
	6/15/09		6,685	6,641,668
	DirecTV Holdings LLC, 8.375%, 3/15/13		500	460,000
	EchoStar DBS Corp., 7%, 10/01/13		200	150,000
	EchoStar DBS Corp., 7.125%, 2/01/16		200	142,000
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		1,575	740,250
	Network Communications, Inc., 10.75%, 12/01/13		1,520	501,600
	Nielsen Finance LLC, 10%, 8/01/14		3,825	2,754,000
	ProtoStar I Ltd., 10.50%, 10/15/12 (b)(d)(i)		3,370	2,527,397
	R.H. Donnelley Corp., 11.75%, 5/15/15 (b)		152	40,280
	Rainbow National Services LLC, 8.75%, 9/01/12 (b)		925	814,000
	Rainbow National Services LLC, 10.375%, 9/01/14 (b)		3,134	2,710,910
	Salem Communications Corp., 7.75%, 12/15/10		2,000	1,240,000
	Sinclair Broadcast Group, Inc. Class A, 4.875%,
	7/15/18 (i)(j)		460	246,100
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		5,355	2,891,700
				26,715,004
Metals & Mining - 1.1%	AK Steel Corp., 7.75%, 6/15/12		2,200	1,545,500
	Freeport-McMoRan Copper & Gold, Inc., 7.084%,
	4/01/15 (d)		1,495	897,000

BlackRock Limited Duration Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value
	Freeport-McMoRan Copper & Gold, Inc., 8.375%,
	4/01/17	USD	3,495	$2,481,450
				4,923,950
Multiline Retail - 0.9%	JC Penny Corp. Inc., 8%, 3/01/10		4,400	3,983,778
	Neiman Marcus Group, Inc., 9%, 10/15/15 (c)		73	31,025
				4,014,803
Oil, Gas & Consumable Fuels -	Berry Petroleum Co., 8.25%, 11/01/16		550	346,500
1.8%	Chaparral Energy, Inc., 8.50%, 12/01/15		1,210	447,700
	Chesapeake Energy Corp., 6.375%, 6/15/15		650	455,000
	Compton Petroleum Finance Corp., 7.625%, 12/01/13		700	287,000
	EXCO Resources, Inc., 7.25%, 1/15/11		495	381,150
	Encore Acquisition Co., 6%, 7/15/15		250	165,000
	OPTI Canada, Inc., 8.25%, 12/15/14		1,990	776,100
	Overseas Shipholding Group, Inc., 8.75%, 12/01/13		1,650	1,315,875
	Sabine Pass LNG LP, 7.50%, 11/30/16		1,515	1,045,350
	SandRidge Energy, Inc., 7.508%, 4/01/14 (d)		1,500	1,001,450
	SandRidge Energy, Inc., 8.625%, 4/01/15 (c)		1,500	948,750
	Whiting Petroleum Corp., 7.25%, 5/01/12		160	121,600
	Whiting Petroleum Corp., 7.25%, 5/01/13		1,390	986,900
				8,278,375
Paper & Forest Products - 0.4%	Bowater, Inc., 4.996%, 3/15/10 (d)		670	221,100
	Domtar Corp., 7.875%, 10/15/11		140	114,100
	Domtar Corp., 7.125%, 8/15/15		300	204,000
	NewPage Corp., 9.443%, 5/01/12 (d)		1,500	787,500
	NewPage Corp., 10%, 5/01/12		665	359,100
				1,685,800
Professional Services - 0.1%	FTI Consulting, Inc., 7.75%, 10/01/16		350	301,000
Real Estate Investment Trusts	Rouse Co. LP, 5.375%, 11/26/13		2,000	440,000
(REITs) - 0.1%
Software - 0.0%	BMS Holdings, Inc., 10.595%, 2/15/12 (b)(c)(d)		516	195,980
Specialty Retail - 1.6%	AutoNation, Inc., 6.753%, 4/15/13 (d)		365	231,775
	AutoNation, Inc., 7%, 4/15/14		690	448,500
	General Nutrition Centers, Inc., 7.584%, 3/15/14 (c)(d)		2,250	1,282,500
	General Nutrition Centers, Inc., 10.75%, 3/15/15		1,880	1,081,000
	Group 1 Automotive, Inc., 8.25%, 8/15/13		5,000	3,050,000
	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12		1,454	225,370
	Sonic Automotive, Inc. Series B, 8.625%, 8/15/13		3,500	1,260,000
				7,579,145
Textiles, Apparel & Luxury Goods -	Quiksilver, Inc., 6.875%, 4/15/15		575	212,750
0.0%
Tobacco - 0.2%	Reynolds American, Inc., 7.625%, 6/01/16		1,000	790,358
Wireless Telecommunication	Cricket Communications, Inc., 9.375%, 11/01/14		270	214,312
Services - 1.1%	Digicel Group Ltd., 8.875%, 1/15/15 (b)		1,120	576,800
	Digicel Group Ltd., 9.125%, 1/15/15 (b)(c)		2,467	1,245,835
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		360	295,200
	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)		3,850	2,791,250
				5,123,397
	Total Corporate Bonds - 30.4%			139,439,028

BlackRock Limited Duration Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
	Foreign Government Obligations		(000)	Value
	Colombia Government International Bond, 9.75%,
	4/23/09	USD	5,000	$5,125,000
	Peru Government International Bond, 8.375%, 5/03/16		4,871	4,980,598
	Turkey Government International Bond, 7%, 9/26/16		5,093	4,329,050
	Total Foreign Government Obligations - 3.2%			14,434,648
	U.S. Government Agency Mortgage-Backed Securities
	Fannie Mae Guaranteed Pass-Through Certificates:
	5.00%, 12/15/23 (k)		121,000	122,361,250
	5.50%, 12/01/28 - 11/01/33 (l)		7,567	7,712,004
	Total U.S. Government Agency Mortgage-Backed Securities - 28.3%			130,073,254
Industry	Floating Rate Loan Interests
Aerospace & Defense - 1.0%	Avio Holding SpA Term Loan B, 3.556%, 9/25/14		1,000	648,000
	Avio Holding SpA Term Loan C, 4.181%, 9/25/15		1,000	648,000
	Hawker Beechcraft Acquisition Co. LLC Letter of
	Credit, 5.762%, 3/26/14		255	133,890
	Hawker Beechcraft Acquisition Co. LLC Term Loan,
	5.762%, 3/26/14		4,569	2,395,553
	IAP Worldwide Services, Inc. First Lien Term Loan,
	9.063%, 12/31/12		585	360,079
	Wesco Aircraft Hardware Corp. First Lien Term Loan,
	3.69%, 9/25/13		486	372,792
				4,558,314
Airlines - 0.2%	US Airways Group, Inc. Term Loan, 5.719%, 3/23/14		2,220	1,022,310
Auto Components - 0.8%	Allison Transmission, Inc. Term Loan, 4.38% - 5.57%,
	8/07/14		4,053	2,414,600
	Dana Holding Corp. Term Advance, 6.75% - 8.05%,
	1/31/15		892	529,292
	Dayco Products LLC - (Mark IV Industries, Inc.)
	Replacement B Term Loan, 7.65% - 8.48%, 6/01/11		854	238,996
	Metaldyne Co. LLC Initial Tranche B Term Loan,
	7.875%, 1/11/14		667	226,754
	Metaldyne Co. LLC Letter of Credit Deposit Funded
	Tranche, 8.313% - 9.22%, 1/11/12		98	33,346
	Ralleyparts LLC (Motorsport Aftermarket) Group
	Tranche B Term Loan, 6.26%, 11/03/13		491	270,188
				3,713,176
Beverages - 0.1%	Culligan International Co. Second Lien Term Loan,
	9.184% - 9.711%, 5/25/13	EUR	1,500	343,036
	Le-Nature's, Inc. Term Loan B, 9.50%,
	12/28/12 (f)(g)	USD	1,000	186,667
				529,703
Biotechnology - 0.2%	Talecris Biotherapeutics, Holdings Corp. First Lien
	Term Loan, 4.91% - 5.64%, 12/06/13		992	870,852
Building Products - 1.3%	Armstrong World Industries Tranche B Term Loan,
	3.164%, 10/02/13		194	160,071
	Building Material Corp. of America Term Loan
	Advance, 6.50% - 6.625%, 2/22/14		2,880	1,775,117

BlackRock Limited Duration Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Custom Building Products Second Lien Term Loan,
	8%, 4/29/12	USD	1,500	$870,000
	Financiere (Lafarge Roofing) SA, Term Loan B1
	and B2, 7.267%, 5/01/15	EUR	1,021	454,435
	Financiere (Lafarge Roofing) SA, Term Loan B4,
	5.887%, 5/01/15	USD	278	100,566
	Financiere (Lafarge Roofing) SA, Term Loan C1
	and C2, 7.517%, 5/01/16	EUR	1,019	453,520
	Financiere (Lafarge Roofing) SA, Term Loan C4,
	6.139%, 5/01/16	USD	285	102,985
	Momentive Performance Materials, Inc. Tranche B-1,
	3.688%, 12/04/13		967	656,800
	Momentive Performance Materials, Inc. Tranche B-2,
	6.754%, 12/04/13	EUR	1,000	800,417
	United Subcontractors Inc. Tranche B Term Loan,
	6.14% - 9.34%, 12/27/12	USD	1,816	726,376
				6,100,287
Capital Markets - 0.2%	Marsico Parent Co., LLC Term Loan, 4.438% - 7.75%,
	11/14/14		496	330,006
	Nuveen Investments, Inc. Term Loan B, 4.436% -
	6.769%, 11/13/14		1,500	684,644
				1,014,650
Chemicals - 3.9%	Brenntag Holdings GMBH & Co. KG Second Lien
	Facility 2, 7.071%, 7/17/15		500	305,625
	Brenntag Holdings GMBH & Co. KG Second Lien Term
	Loan, 9.421%, 3/15/16	EUR	385	297,175
	Brenntag Holdings GMBH & Co. KG Second Lien Term
	Loan, 9.421%, 3/21/16		115	88,740
	Brenntag Holdings Term Loan Facility B6A and B6B,
	7.163%, 11/24/37		500	504,571
	Cognis Deutschland, Facility A (German), 6.958%,
	11/17/13		803	651,122
	Cognis Deutschland, Facility B (French), 6.958%,
	11/16/13		197	155,237
	Edwards (Cayman Islands II) Ltd. First Lien Term
	Loan, 3.436%, 5/23/14	USD	494	320,937
	ElectricInvest Holding Co. Ltd., Junior, 7.687%,
	12/21/12	GBP	900	1,068,100
	ElectricInvest Holding Co. Ltd., Junior, 7.928%,
	4/20/12	EUR	894	870,467
	Flint Group Term Loan B, 6.126%, 5/30/15	USD	2,000	905,000
	Huish Detergents, Inc. Term Loan Tranche B, 5.77%,
	4/26/14		1,247	970,459
	ISP Chemco LLC Term Loan, 2.938% - 3.688%, 6/04/14		1,481	1,096,125
	Ineos U.S. Finance Group Plc Term Loan Facility A4,
	5.727% - 5.952%, 2/20/13		1,016	558,551

BlackRock Limited Duration Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Ineos U.S. Finance Group Plc Term Loan Facility B2,
	5.727% - 5.952%, 2/20/15	USD	1,648	$787,875
	Ineos U.S. Finance Group Plc Term Loan Facility C2,
	6.227% - 6.452%, 2/20/14		1,648	807,443
	Invista Canada Co. Term Loan B1, 3.186%, 4/29/11		1,270	1,003,572
	Invista Canada Co. Term Loan B2, 3.186%, 4/29/11		372	293,856
	Lucite International Finance Plc, 13.968%,
	7/03/14 (c)	EUR	1,144	993,316
	PQ Corp. First Lien Term Loan, 6.72% - 7.02%,	USD
	5/29/16		3,990	2,468,813
	PQ Corp. Second Lien Term Loan, 9.97%, 5/29/15		3,250	1,543,750
	Rockwood Specialties Group, Inc. Tranche E Term
	Loan, 3.546%, 12/13/12		965	772,804
	Solutia, Inc. Term Loan, 8.50%, 2/28/14		1,746	1,278,654
				17,742,192
Commercial Services & Supplies -	ARAMARK Corp. Letter of Credit, 5.637%, 1/26/14		185	146,269
1.8%	ARAMARK Corp. Term Loan B, 5.637%, 1/26/14		2,907	2,302,375
	Brickman Group Holdings, Inc. Term Loan Tranche B,
	3.436%, 1/23/14		1,231	738,750
	EnviroSolutions Term Loan, 12.042%, 7/01/12		502	326,174
	Kion Group GmbH Term Loan B, 5.112%, 3/04/15		250	146,389
	Kion Group GmbH Term Loan C, 5.618%, 3/04/16		250	146,000
	Language Line Services Term Loan B1, 7.02%, 11/14/11		718	603,497
	Sirva Second Lien Facility Loan, 12%, 5/15/15		239	35,809
	Synagro Technologies, Inc. Term Loan, 4.24% - 5.77%,
	4/01/14		2,736	1,833,218
	West Corp. Term Loan B2, 3.774% - 5.594%, 10/31/13		2,948	1,829,362
				8,107,843
Communications Equipment - 0.2%	SafeNet, Inc. Term Loan B, 7.75%, 4/12/14		1,975	1,027,000
Computers & Peripherals - 0.5%	Dealer Computer Services (Reynolds and Reynolds)
	Term Loan, 3.436%, 10/31/12		1,385	824,035
	Intergraph Corp. Initial Term Loan, First Lien 4.196%,
	5/15/14		1,431	1,098,165
	Intergraph Corp. Second Lien Term Loan, 8.196%,
	11/17/14		750	573,750
				2,495,950
Construction & Engineering - 0.2%	Brand Energy & Infrastructure Services, Inc. First Lien
	Term Loan B, 4.625% - 6.063%, 1/31/14		992	669,725
	Brand Energy & Infrastructure Services, Inc. Second Lien
	Term Loan, 8.25% - 8.375%, 2/15/15		500	392,500
				1,062,225
Containers & Packaging - 1.2%	Atlantis Plastics Second Lien Term Loan, 12.25%,
	3/22/12 (f)(g)		250	12,500
	Consolidated Container Co. LLC Second Lien Term
	Loan, 7.123% - 8.106%, 7/14/14		350	61,250

BlackRock Limited Duration Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Graham Packaging Co. LP New Term Loan E,
	4.438% - 6.131%, 9/30/11	USD	1,589	$1,206,237
	Graphic Packaging International Corp. Incremental
	Term Loan, 4.161% - 7.50%, 5/16/14		2,340	1,804,097
	Mivisa Envases SAU Term Loan B1 and B2, 7.376%,
	6/03/15	EUR	1,000	897,822
	Smurfit-Stone Container Enterprises, Inc. Deposit
	Account, 5.926%, 11/01/10	USD	568	421,319
	Solo Cup Co. Term B1 Loan, 4.92% - 6.72%, 2/27/11		1,198	980,008
				5,383,233
Distributors - 0.2%	Keystone Automotive Operations, Inc. Term Loan,
	5.268% - 6.50%, 1/12/12		1,430	714,996
Diversified Consumer Services -	Coinmach Corp. Term Loan, 4.46% - 5.22%, 11/15/14		4,726	3,544,643
0.8%
Diversified Financial Services -	JG Wentworth LLC First Lien Term Loan, 6.012%,
0.4%	4/03/14		4,400	1,430,000
	Professional Services First Lien Term Loan, 5.97%,
	10/31/12		677	588,859
				2,018,859
Diversified Telecommunication	BMC Ireland Holdings (Eircom) Term Loan B, 6.379%,
Services - 1.4%	8/14/14	EUR	1,970	1,820,534
	BMC Ireland Holdings (Eircom) Term Loan C, 6.629%,
	8/14/13		1,970	1,820,737
	Hawaiian Telcom Communications, Inc.
	Term Loan C, 6.262%, 6/01/14	USD	1,898	756,115
	Time Warner Telecom Holdings, Inc. Term Loan B,
	4.20%, 2/23/14		2,018	1,576,594
	Wind Telecomunicazion SpA Term Loan A1,
	5.024% - 6.973%, 9/22/12	EUR	424	442,242
				6,416,222
Electric Utilities - 0.2%	TPF Generation Holdings LLC First Lien Letter of
	Credit, 5.762%, 11/28/13	USD	151	126,330
	TPF Generation Holdings LLC First Lien Term Loan,
	5.762%, 11/28/13		717	601,393
	TPF Generation Holdings LLC Revolving Credit,
	5.762%, 11/28/13		47	39,602
				767,325
Electrical Equipment - 0.4%	Electrical Components International Holdings
	Second Lien Term Loan, 12.73%, 5/05/14		500	200,000
	Generac Acquisition Corp., First Lien Term Loan,
	6.65%, 11/10/13		1,479	881,518
	Sensus Metering Systems, Inc. New Term Loan B-1,
	4.153% - 5%, 12/17/10		1,057	898,044
				1,979,562
Electronic Equipment &	Flextronics International Ltd. Closing Date Loan,
Instruments - 0.9%	6.133% - 6.40%, 10/01/14		3,099	2,145,908

BlackRock Limited Duration Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Flextronics International Ltd. Closing Date Loan,
	6.133% - 7.068%, 10/01/14	USD	750	$505,114
	Flextronics International Ltd. Delay Draw Term
	Loan A Closing Date, 7.069%, 10/05/14		1,106	744,721
	Matinvest (Deutsch Connectors) Term Loan B2, 5.384%,
	7/27/14		491	348,335
	Matinvest (Deutsch Connectors) Term Loan C2,
	5.634%, 7/27/15		851	604,352
				4,348,430
Energy Equipment & Services -	Dresser, Inc. Term Loan B, 3.686% - 4.486%, 5/15/14		3,432	2,338,301
0.9%	MEG Energy Corp. Initial Term Loan, 5.77%, 3/23/13		488	326,625
	Trinidad U.S.A. Partnership LP Term Loan, 5.35%,
	4/15/11		1,461	1,315,125
				3,980,051
Food & Staples Retailing - 1.3%	AB Acquisition Term Loan B, 6.101%, 7/09/15	GBP	4,000	4,336,994
	Advantage Sales & Marketing, Inc. Term Loan, 4.59%
	- 5.77%, 4/15/13	USD	972	621,884
	DS Waters of America Term Loan B, 4.50%, 3/31/12		500	300,000
	WM Bolthouse Farms, Inc. First Lien Term Loan,
	6.188%, 11/29/12		972	753,687
				6,012,565
Food Products - 1.2%	Dole Food Co., Inc. Linked Deposit, 6.819%, 4/12/13		280	196,582
	Dole Food Co., Inc. Term Loan B, 3.50% - 5%, 4/12/13		496	348,424
	Dole Food Co., Inc. Term Loan C, 3.50% - 6.81%, 4/12/13		1,847	1,298,126
	Michael Foods Term Loan B-1, 3.923% - 5.194%, 11/21/10		2,167	1,906,758
	Sturm Foods, Inc. First Lien Term Loan, 5.875% - 6%,
	1/22/14		1,351	779,970
	Sturm Foods, Inc. Initial First Lien Term Loan, 6%,
	1/22/14 (c)		500	288,750
	Sturm Foods, Inc. Second Lien Term Loan, 9.50%,
	11/12/37		500	232,500
	Wrigley Co. Term Loan B, 7.75%, 8/11/14		550	510,937
				5,562,047
Health Care Equipment &	Biomet, Inc. Term Loan B, 6.762%, 3/25/15		4,455	3,615,513
Supplies - 1.3%	DJO Finance LLC Term Loan, 4.436%, 11/20/13		2,481	1,860,937
	Select Medical Term Loan B, 3.399% - 5%, 2/24/12		965	717,316
				6,193,766
Health Care Providers & Services -	CCS Medical First Lien Term Loan (Chronic Care), 7.02%,
2.5%	8/01/12		837	421,485
	Cardinal Health Euro Term Loan, 7.392%, 11/19/37	EUR	1,975	1,806,655
	Community Health Systems, Inc. Term Loan, 4.018% -
	5.973%, 7/25/14	USD	8,188	5,996,535
	HCA, Inc. Term Loan B, 6.012%, 11/15/12		1,250	934,505
	Health Management Associates, Inc. Term Loan B,
	5.512%, 2/28/14		884	591,492
	HealthSouth Corp. Term Loan, 4.27%, 3/12/13		766	600,752

BlackRock Limited Duration Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Surgical Care Affiliates LLC Term Loan B, 5.762%,
	6/29/14	USD	1,982	$1,149,814
				11,501,238
Health Care Technology - 0.3%	Sunquest Holdings, Inc. (Misys Hospital Systems)
	Term Loan, 6.05% - 6.96%, 10/11/14		1,489	1,176,113
Hotels, Restaurants & Leisure -	CCM Merger Inc. (MotorCity Casion) Term Loan B,
1.8%	4.169% - 5.476%, 7/26/12		1,613	725,787
	Green Valley Ranch Gaming LLC First Lien Term
	Loan, 4.388% - 4.75%, 2/26/14		474	213,443
	Green Valley Ranch Gaming LLC Second Lien, 6%,
	2/26/14		1,500	105,000
	Harrah's Operating Co., Inc. Term Loan B1, 6.535% -
	6.762%, 1/28/15		553	323,170
	Harrah's Operating Co., Inc. Term Loan B2, 6.535% -
	6.762%, 1/28/15		697	406,582
	Harrah's Operating Co., Inc. Term Loan B3, 4.436% -
	6.762%, 1/28/15		808	470,863
	OSI Restaurant Partners, Inc. Incremental Term Loan,
	5.25%, 5/15/14		402	175,447
	OSI Restaurant Partners, Inc. Revolving Credit,
	5.069%, 5/15/14		39	17,037
	Prefunded Penn National Gaming, Inc. Term Loan B,
	4.14% - 5.29%, 10/03/12		4,035	3,285,134
	QCE LLC First Lien Term Loan, 5.813%, 5/05/13		1,955	1,075,250
	Travelport LLC (Travelport, Inc.) Term Loan, 8.936%,
	3/20/12 (c)		4,362	1,134,182
	Wembley, Inc. First Lien Term Loan, 4.25% - 7.47%,
	8/12/12		493	258,618
				8,190,513
Household Durables - 0.5%	Berkline Corp. Term Loan B, 6.578%, 11/10/11 (h)		95	4,735
	Jarden Corp. Term Loan B3, 6.262%, 1/24/12		992	775,610
	Simmons Co. Tranche B Term Loan, 4.875% - 6.375%,
	12/19/11		1,250	787,500
	The Yankee Candle Co., Inc. Term Loan B, 3.42% -
	5.77%, 2/06/14		1,000	537,500
				2,105,345
Household Products - 0.1%	Central Garden & Pet Term Loan New Tranche B,
	4.62% - 4.76%, 9/30/12		1,079	701,231
IT Services - 2.5%	Affiliated Computer Services Term Loan, 5.259%,
	3/20/13		729	600,953
	Amadeus Global Travel Distribution SA Term
	Loan B-3, 6.481%, 6/30/13	EUR	307	181,301
	Amadeus Global Travel Distribution SA Term
	Loan B-4, 6.481%, 6/30/13		186	109,791
	Amadeus Global Travel Distribution SA Term
	Loan C-3, 6.981%, 6/30/14		307	181,301

BlackRock Limited Duration Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Amadeus Global Travel Distribution SA Term
	Loan C-4, 6.981%, 6/30/14	EUR	186	$109,791
	Audio Visual Services Group, Inc. Second Lien Term
	Loan, 9.27%, 8/28/13	USD	1,000	325,000
	Ceridian Corp. U.S. Term Loan, 6%, 11/09/14		3,500	2,520,000
	First Data Corp. Term Loan B1, 4.149% - 6.512%,
	9/24/14		3,692	2,496,446
	First Data Corp. Term Loan B2, 4.149% - 6.512%,
	9/24/14		1,247	843,183
	First Data Corp. Term Loan B3, 5.947% - 6.512%,
	9/24/14		848	572,305
	RedPrairie Corp. Term Loan, 5.188% - 6%, 7/17/12		687	515,212
	SunGard Data Systems, Inc. (Solar Capital Corp.) New
	U.S. Term Loan, 3.518% - 4.138%, 2/28/14		2,918	2,035,856
	Verifone, Inc. Term Loan, 4.19% - 6.03%, 2/28/13		925	777,000
				11,268,139
Independent Power Producers &	The AES Corp. Term Loan, 5.0625% - 5.10%, 8/10/11		429	341,429
Energy Traders - 1.9%	Dynegy, Inc. Line of Credit, 2.94%, 4/02/13		1,000	737,083
	Texas Competitive Electric Holdings Co. LLC (TXU)
	Term Loan B-2, 5.268% - 7.262%, 10/10/14		4,220	2,852,720
	Texas Competitive Electric Holdings Co. LLC (TXU)
	Term Loan B-3, 5.268% - 7.262%, 10/10/14		7,288	4,917,462
				8,848,694
Insurance - 0.3%	Conseco New Term Loan, 3.768%, 10/10/13		735	470,410
	Sedgwick Claims Management Service, Inc. Term
	Loan B, 6.012%, 3/03/13		1,067	779,073
				1,249,483
Leisure Equipment & Products -	24 Hour Fitness Worldwide, Inc. Tranche B Term Loan,
0.1%	3.94% - 6.71%, 6/08/12		975	624,000
Life Sciences Tools & Services -	Invitrogen Term Loan B, 6%, 6/11/15		2,250	2,046,094
0.6%	Quintiles Transnational First Lien Term Loan B4,
	5.77%, 3/21/13		975	755,625
				2,801,719
Machinery - 1.4%	Big Dumpster (Wastequip) Delay Draw Term Loan,
	6.012%, 1/17/13		287	166,535
	Big Dumpster (Wastequip) Term Loan B, 6.012%,
	1/17/13		682	395,521
	Blount, Inc. Term Loan B, 4.50%, 8/09/10		724	615,264
	LN Acquisition Corp. (Lincoln Industrials) Second Lien
	Initial Term Loan, 8.75%, 12/18/14		1,500	1,095,000
	NACCO Materials Handling Group Term Loan, 4.418% -
	5.118%, 3/21/13		489	263,925
	Navistar International Corp. Advance Term Loan,
	6.421%, 1/19/12		2,750	1,485,000
	Navistar International Corp. Revolving Credit,
	6.421% - 7.033%, 1/19/12		1,000	540,000

BlackRock Limited Duration Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
	OshKosh Truck Corp. Term Loan B, 2.93% - 4.62%,
	12/06/13	USD	2,225	$1,396,982
	Standard Steel Delay Draw Term Loan, 3.94%,		79	55,804
	6/21/12
	Standard Steel Initial Term Loan, 6.27%, 6/21/12		390	276,898
	Trimas Corp. Term Loan B, 4.276% - 5.629%, 8/02/13		398	246,838
	Trimas Corp. Trance B-1, 6.026%, 8/02/11		94	58,125
				6,595,892
Marine - 0.3%	Delphi Acquisition Holding Facility B1 and B2 -
	Assignment, 6.012%, 4/26/15		1,000	600,000
	Delphi Acquisition Holding Facility C1 and C2 -
	Assignment, 6.637%, 4/26/16		1,000	600,000
				1,200,000
Media - 13.1%	Acosta, Inc. Term Loan, 5.37%, 2/28/14		977	650,037
	Affinion Group, Inc. Term Loan, 9.868%, 1/31/12		500	200,000
	Affinion Group, Inc. Term Loan, 9.868%, 3/01/12		500	200,000
	Alix Partners Trance C Term Loan, 5% - 6.75%,
	10/30/13		1,446	1,185,752
	Alpha Topco (Formula One Group) Facility D (Second
	Lien), 6.634%, 12/31/13		1,000	652,000
	Alpha Topco (Formula One Group) Term Loan B1,
	5.368%, 1/05/14		857	558,857
	Alpha Topco (Formula One Group) Term Loan B2,
	5.368%, 7/05/14		589	326,071
	Atlantic Broadband Finance Term Loan B2, 6.02%,
	2/27/14		978	879,853
	Cablevision Systems Corp. Incremental Term Loan,
	4.569%, 3/23/13		2,903	2,402,673
	Catalina Marketing Group Initial Term Loan, 6.762%,
	10/01/14		3,470	2,246,809
	Cengage Learning Inc. Tranche 1 Term Loan, 7.50%,
	7/05/14		3,741	3,142,125
	Cequel Communications LLC Term Loan, 4.235% - 5%,
	11/05/13		7,397	4,927,522
	Charter Communications, Inc. Replacement Term Loan,
	5.47% - 5.50%, 11/23/37		3,960	2,661,466
	Cinemark Term Loan B, 3.16% - 4.93%, 10/05/13		1,102	830,025
	Clarke American Corp. Term Loan B, 6.262% -
	6.383%, 12/31/14		3,393	1,882,872
	Dex Media West Term Loan B, 7% - 7.77%, 10/24/14		2,250	1,102,500
	Discovery Communications Term Loan B, 5.762%,
	5/14/14		1,484	1,199,349
	Education Media and Publishing Mezzanine Loan,
	13.017%, 11/14/14		8,894	5,336,410
	GateHouse Media Operating, Inc. Delay Draw Term
	Loan, 5%, 9/15/14		497	114,208

BlackRock Limited Duration Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Getty Images, Inc. Initial Term Loan, 8.053%,
	6/30/15	USD	750	$640,313
	Gray Communications, Inc. Delay Draw Term Loan B,
	4.25% - 5.65%, 9/18/14		1,774	762,793
	HIT Entertainment Ltd. Second Lien Term Loan,
	8.21%, 2/24/13		1,000	450,000
	HIT Entertainment Ltd. Term Loan, 4.71%, 8/31/12		1,268	634,015
	Hanley-Wood LLC Term Loan, 3.873% - 6.012%,
	3/08/14		1,489	707,156
	Insight Midwest Holdings LLC Term Loan B, 4.85%,
	4/06/14		3,550	2,758,858
	Intelsat (PanAmSat Corp.) Term Loan B2A, 6.65%,
	1/03/14		592	454,072
	Intelsat (PanAmSat Corp.) Term Loan B2B, 6.65%,
	1/03/14		592	454,210
	Intelsat (PanAmSat Corp.) Term Loan B2C, 6.65%,
	1/03/14		592	454,072
	Knology, Inc. Term Loan, 6.40%, 5/11/10		494	296,250
	Lavena Holdings (ProSiebenSat 1 Media AG)
	Facility B1, 7.776%, 6/30/16	EUR	337	39,225
	Lavena Holdings (ProSiebenSat 1 Media AG) Term
	Loan C1, 7.526% - 7.776%, 6/30/15		337	39,225
	Lavena Holdings (ProSiebenSat 1 Media AG) Term
	Loan D, 8.145% - 8.542%, 12/28/16		904	48,253
	MCC Iowa LLC (Mediacom Broadband Group) Term	USD
	Loan D-1, 2.84%, 1/31/15		1,965	1,383,360
	Mediacom LLC Term Loan C, 2.59%, 1/31/15		1,940	1,329,200
	Metro-Goldwyn-Mayer, Inc. Term Loan B, 7.012%,
	3/15/12		3,880	1,740,501
	Mission Broadcasting, Inc. Term Loan B, 5.512%,
	10/01/12		1,888	1,038,146
	Multicultural Radio Broadcasting, Inc. Term Loan,
	4.973%, 12/15/12		338	236,600
	NTL Cable Plc. (Virgin) B1 and B2 Facility, 8.147%,
	11/19/37	GBP	1,256	1,439,334
	NTL Cable Plc. (Virgin) C Facility, 8.743%, 7/17/13		2,000	1,759,405
	NV Broadcasting First Lien Term Loan, 5.82%,
	10/21/13	USD	824	411,774
	Newsday LLC Fixed Rate, 9.75%, 7/02/13		1,500	1,245,000
	Nexstar Broadcasting Group Term Loan B, 5.512%,
	10/01/12		1,786	982,415
	Nielsen Finance LLC Dollar Term Loan, 3.768% -
	4.388%, 8/15/13		4,230	2,801,732
	Parkin Broadcasting (NV Broadcasting) Term Loan,
	5.82%, 10/21/13		169	84,466
	Penton Media First Lien Term Loan, 3.686% - 5.67%,
	2/01/13		1,108	526,359

BlackRock Limited Duration Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Penton Media Second Lien Term Loan, 8.42%,
	2/01/14	USD	1,000	$400,000
	Puerto Rico (Choice Cable) Second Lien Term Loan,
	11.313%, 1/28/12		692	380,769
	San Juan Cable First Lien Term Loan, 9.62%, 10/26/12		1,769	1,026,058
	Stile (ClientLogic Holding Corp.) U.S. Term Loan,
	4.546% - 6.789%, 1/30/14		911	500,864
	Telecommunications Management LLC Multi Draw
	Term Loan, 6.618%, 6/30/13		234	187,242
	Telecommunications Management LLC Term Loan,
	6.618%, 6/30/13		929	742,900
	United Pan Europe Communications Term Loan M,
	6.481%, 11/19/37	EUR	1,413	1,196,951
	United Pan Europe Communications Term Loan N,
	4.60%, 12/31/14	USD	2,000	1,412,000
	Yell Group Plc Term Loan B2, 7.504%, 4/30/11	EUR	1,500	1,294,447
				60,356,494
Metals & Mining - 0.2%	Compass Minerals Group, Inc. Term Loan, 2.90% -
	5.27%, 12/22/12	USD	778	688,965
	Euramax International Domestic Loan (Second Lien),
	11%, 6/29/13		167	58,487
	Euramax International European Loan (Second Lien),
	11%, 6/21/13		83	29,013
				776,465
Multi-Utilities - 0.7%	Coleto Creek Letter of Credit, 6.512%, 7/31/13		127	88,747
	Coleto Creek Synthetic LC First Lien Term Loan,
	6.512%, 7/31/13		1,803	1,256,001
	MACH Gen LLC First Lien Term Loan B, 4.196%, 2/22/14		667	604,773
	MACH Gen LLC Letter of Credit First Lien, 5.762%,
	2/12/13		70	63,773
	NE Energy First Lien Term Loan B, 5.75%, 10/31/13		1,230	904,368
	NE Energy Letter of Credit, 6.313%, 10/31/13		159	116,524
				3,034,186
Multiline Retail - 0.3%	Neiman Marcus Group, Inc. Term Loan, 4.565%, 4/06/13		1,940	1,212,421
Oil, Gas & Consumable Fuels -	Abbot Group Plc Bridge Loan, 14.50%, 3/15/18 (h)		3,029	2,968,859
1.4%	Big West Oil & Gas Delayed Advance Term Loan,
	5.25%, 5/15/14		550	302,500
	Big West Oil & Gas Initial Term Advance, 5.25%,
	5/15/14		438	240,625
	CR Gas Storage Bridge Loan, 4.843%, 5/08/11		29	22,532
	CR Gas Storage Canadian Term Loan B, 4.847%, 5/08/13		454	353,892
	CR Gas Storage Delay Draw Term Loan B, 4.844%,
	5/08/13		51	39,564
	CR Gas Storage U.S. Term Loan, 4.847%, 5/08/13		75	58,406
	Coffeyville Resources LLC Funded Letter of Credit,
	6.633%, 12/21/13		243	178,378

BlackRock Limited Duration Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Coffeyville Resources LLC Term Loan D, 5.75% -
	6.633%, 12/28/13	USD	785	$575,958
	Drummond Oil Term Advance, 2.649%, 2/15/12		1,350	1,309,500
	Western Refining Co. LP Term Loan, 9.25%, 5/30/14		917	518,085
				6,568,299
Paper & Forest Products - 2.1%	Boise Cascade Holdings LLC First Lien Tranche B Term
	Loan, 7.50%, 2/05/15		1,244	1,007,437
	Georgia-Pacific Corp. Add on Term Loan B2, 4.238% -
	6.048%, 3/08/13		2,371	1,818,996
	Georgia-Pacific Corp. Term Loan B, 4.551% - 4.868%,
	12/22/12		5,684	4,361,124
	NewPage Corp. Tem Loan, 7%, 12/21/14		2,485	1,823,369
	Verso Paper Holdings LLC Term Loan, 10.012%, 2/01/13		560	426,534
				9,437,460
Personal Products - 0.6%	American Safety Razor Co. Second Lien Term Loan,
	9.37% - 9.47%, 1/25/14		2,500	1,750,000
	Prestige Brands Term Loan B, 3.686% - 6.012%, 10/06/10		1,095	870,777
				2,620,777
Real Estate Management &	Enclave Term Loan B, 6.14%, 3/01/12		3,000	1,964,700
Development - 1.1%	Georgian Towers Term Loan B5, 6.14%, 3/01/12		3,000	2,038,461
	Pivotal Promontory Second Lien Term Loan, 11.50%,
	8/11/11 (f)(g)		750	75,000
	Realogy Corp. Term Loan B, 5.706%, 9/22/14		1,481	847,090
				4,925,251
Road & Rail - 0.3%	Rail America, Inc. Canadian Term Loan, 7.883%, 6/30/09		91	74,784
	Rail America, Inc. U.S. Term Loan, 7.883%, 6/30/09		1,409	1,155,216
				1,230,000
Software - 0.2%	Bankruptcy Management Solutions, Inc. First Lien Term
	Loan, 5.96%, 7/06/12		980	725,200
	CCC Information Services, Inc. Term Loan, 6.02%,
	2/10/13		413	310,139
				1,035,339
Specialty Retail - 0.9%	ADESA, Inc. Initial Term Loan, 6.02%, 10/20/13		1,679	996,271
	Burlington Coat Factory Warehouse Corp. Term Loan,
	4.45%, 5/28/13		586	253,625
	Eye Care Centers of America, Inc. Term Loan, 3.94% -
	5.31%, 3/01/12		530	434,278
	Orchard Supply Hardware Note Participation B,
	7.01%, 12/21/13		1,500	900,000
	Rent-A-Center Term Loan B, 3.16% - 4.82%, 6/30/12		795	596,342
	Sensata Technologies U.S. Term Loan, 5.115% -
	5.258%, 4/27/13		1,925	1,109,061
				4,289,577
Textiles, Apparel & Luxury	Hanesbrands, Inc. First Lien Term Loan, 4.75% -
Goods - 0.3%	5.266%, 9/05/13		1,000	795,938
	Renfro Corp. Delayed Draw Tranche B, 5.42% - 7.02%,
	10/05/13		462	184,652

BlackRock Limited Duration Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
	St. John Knits, Inc. Term Loan B, 4.395%, 8/24/13	USD	660	$462,130
				1,442,720
Trading Companies &	Beacon Sales Co. Term Loan B, 5.769% - 6.053%,
Distributors - 0.2%	11/02/13		1,225	735,000
Wireless Telecommunication	Alltel Corp. Term Loan B2, 5.316%, 5/16/15		1,739	1,647,054
Services - 2.3%	Alltel Corp. Term Loan B3, 5.50%, 5/16/15		5,206	4,962,144
	Cellular South Term Loan B, 5.258%, 5/16/14		500	420,000
	Cellular South Term Loan B, 4.50% - 5.258%, 5/29/14		1,481	1,244,250
	Cricket Communications, Inc. Term Loan B, 7.262%,
	6/16/13		948	772,867
	NTELOS Inc. B-1 Facility, 3.69%, 8/14/11		1,682	1,417,454
				10,463,769
	Total Floating Rate Loan Interests - 56.6%			259,556,326
	U.S. Government & Agency Obligations
	Fannie Mae, 7.25%, 1/15/10		17,000	17,991,389
	U.S. Treasury Notes, 3.375%, 12/15/08 (m)		17,000	17,018,598
	U.S. Treasury Notes, 3.875%, 5/15/09 (l)(m)		6,000	6,089,532
	U.S. Treasury Notes, 3.375%, 9/15/09 (m)		3,425	3,491,359
	U.S. Treasury Notes, 4.25%, 8/15/15 (m)		1,815	2,035,920
	Total U.S. Government & Agency Obligations - 10.2%			46,626,798
	Common Stocks		Shares
Capital Markets - 0.0%	E*Trade Financial Corp. (g)		121,011	163,365
Commercial Services & Supplies -	Sirva Common Stock (g)		1,109	16,635
0.0%
	Total Common Stocks - 0.0%			180,000
	Preferred Stocks
Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (b)		177	92,040
	Total Preferred Stocks - 0.0%			92,040
	Warrants (n)
Machinery - 0.0%	Synventive Molding Solutions (expires 1/15/13)		1	0
	Total Warrants - 0.0%			0
			Beneficial
			Interest
	Other Interests (o)		(000)
Health Care Providers & Services -	Critical Care Systems International, Inc. (h)	USD	8	2,547
0.0%
Household Durables - 0.0%	Berkline Benchcraft Equity LLC (h)		3	0
	Total Other Interests - 0.0%			2,547
	Total Long-Term Investments
	(Cost - $809,227,759) - 129.2%			592,702,313
	Options Purchased		Contracts
Call Options	Marsico Parent Superholdco LLC, expiring December 2009
	at $942.86		46	66,700
	Total Options Purchased (Cost - $44,978) - 0.0%			66,700
	Total Investments (Cost - $809,272,737*) - 129.2%			592,769,013
	Liabilities in Excess of Other Assets - (29.2)%			(133,911,697)
	Net Assets - 100.0%			$458,857,316

BlackRock Limited Duration Income Trust
Schedule of Investments November 30, 2008 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$809,381,034
Gross unrealized appreciation	$2,867,135
Gross unrealized depreciation	(219,479,156)
Net unrealized depreciation	$(216,612,021)

(a)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d)	Variable rate security. Rate shown is as of report date.
(e)	Represents a zero-coupon bond. Rate shown is as of report date.
(f)	Issuer filed for bankruptcy and/or is in default of interest payments.
(g)	Non-income producing security.
(h)	Security is fair valued.
(i)	Convertible security.
(j)	Represents a step bond. Rate shown is as of report date.
(k)	Represents or includes a "to-be-announced" transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.
(l)	All or a portion of security has been pledged as collateral in connection with financial futures contracts and/or swaps.
(m)	All or a portion of security has been pledged as collateral for reverse repurchase agreements.
(n)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(o)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non- income producing.

  For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

  Financial futures contracts purchased as of November 30, 2008 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation
62	5-Year U.S. Treasury Bond	December 2008	$6,943,455	$455,858

  Foreign currency exchange contracts as of November 30, 2008 were as follows:

					Unrealized
				Settlement	Appreciation
Currency Purchased		Currency Sold		Date	(Depreciation)
USD	15,543,237	EUR	12,310,500	12/10/08	$(93,166)
USD	8,953,203	GBP	5,663,000	12/10/08	244,134
Total					$150,968

BlackRock Limited Duration Income Trust
Schedule of Investments November 30, 2008 (Unaudited)

  Credit default swaps on traded indexes - sold protection outstanding as of November 30, 2008 were as follows:

				Notional	Unrealized
	Pay Fixed			Amount	Appreciation
Issuer	Rate	Counterparty	Expiration	(000)(1)	(Depreciation)
LCDX Index	3.25%	JPMorgan Chase
		Bank N.A.	June 2013	USD 2,250	$41,023
LCDX Corp.	5.75%	Deutsche Bank AG	September 2013	USD 3,000	(583,607)
Total					$(542,584)

(1)	The maximum potential amount the Fund may receive should a negative credit event take place as defined under the terms of the agreement.
  Reverse repurchase agreements outstanding as of November 30, 2008 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
JPMorgan Chase	0.15%	9/15/08	Open	$1,931,325	$1,930,706
JPMorgan Chase	1.50%	9/15/08	Open	17,267,724	17,212,500
JPMorgan Chase	0.50%	11/25/08	Open	3,515,199	3,514,906
JPMorgan Chase	0.55%	11/28/08	12/05/08	609,815	609,750
Total				$23,324,063	$23,267,862
  Currency Abbreviations:

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

BlackRock Limited Duration Income Trust
Schedule of Investments November 30, 2008 (Unaudited)

  Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

  Level 1 - price quotations in active markets/exchanges for identical securities

  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
Level 1	$122,524,615	$455,858
Level 2	400,352,138	(324,916)
Level 3	69,825,560	-
Total	$592,702,313	$130,942

* Other financial instruments are foreign currency exchange contracts, futures, swaps and options.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in
Securities
Balance, as of September 1, 2008	$27,082,546
Accrued discounts/premiums	52,514
Realized gain (loss)	(1,621,068)
Change in unrealized appreciation (depreciation)	(29,504,009)
Net purchases (sales)	(1,891,647)
Net transfers in/out of Level 3	75,707,224
Balance, as of November 30, 2008	$69,825,560

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Limited Duration Income Trust

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: January 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: January 20, 2009